Summary of Significant Accounting Policies and Estimates (Details) (USD $)	3 Months Ended					12 Months Ended		3 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Mar. 31, 2014	Jun. 30, 2014	Jun. 25, 2014	Sep. 02, 2014
Summary of Significant Accounting Policies and Estimates [Line Items]
Secured Long-term Debt, Noncurrent	$ 540,100,000		$ 0			$ 540,100,000	$ 0
Number of Reportable Segments						3
Assets, Current	2,035,219,000		1,967,938,000			2,035,219,000	1,967,938,000
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	25,600,000	5,500,000	5,400,000	7,000,000		31,000,000
Change in the historical chargeback results used in determining estimates of future amounts	10.00%					10.00%
Changed in the reserve of future amounts	2,900,000					2,900,000
Restricted cash and short term investments	62,100,000		56,200,000			62,100,000	56,200,000
Inventory cost reduced for interest assistance received from manufacturers	8,800,000		9,000,000			8,800,000	9,000,000
Reduction in new vehicle cost of sales	45,100,000		38,500,000	33,900,000		45,100,000	38,500,000
Used vehicle days supply						33 days
Weighted Income approach to determine the fair value of the Company's reporting units	80.00%					80.00%
Weighted Market approach to determine the fair value of the Company's reporting units	20.00%					20.00%
Recovery back to normalized levels by 2016	17,000,000					17,000,000
Advertising expenses					54,100,000	73,800,000	59,000,000
Reduction in advertising expenses					23,700,000	16,600,000	24,100,000
Percentage of Company's new vehicle sales volume more then which no other manufacturer accounted for						3.00%
Accounts Receivable, Gross, Current	154,971,000		137,463,000			154,971,000	137,463,000
Interest paid					55,800,000	80,200,000	66,200,000
Income taxes refundable					38,600,000	62,300,000	49,000,000
Percentage of change in loss reserve due to change in actuarial loss rate per employee	10.00%					10.00%
Change in loss reserve due to change in actuarial loss rate per employee	2,100,000					2,100,000
Limited exposure in no stop loss plan per occurrence						1,000,000
Amount Accrued for Stop Loss Plans	500,000					500,000
Amount Accrued for No Stop Loss Plans	20,300,000					20,300,000
Maximum potential loss exposure under all of the Stop Loss Plans before consideration of amounts previously paid or accruals recorded	34,900,000					34,900,000
Remaining potential loss exposure in Stop Loss Plan	13,800,000					13,800,000
Total assets	4,141,492,000		3,819,478,000			4,141,492,000	3,819,478,000
Liabilities, Current	1,922,199,000		1,865,176,000			1,922,199,000	1,865,176,000
Toyota [Member]
Summary of Significant Accounting Policies and Estimates [Line Items]
Share in company sales volume						26.70%
Share in company receivable balance	17.70%					17.70%
BMW [Member]
Summary of Significant Accounting Policies and Estimates [Line Items]
Share in company sales volume						11.50%
Share in company receivable balance	14.30%					14.30%
Ford [Member]
Summary of Significant Accounting Policies and Estimates [Line Items]
Share in company sales volume						10.90%
Share in company receivable balance	8.80%					8.80%
Daimler [Member]
Summary of Significant Accounting Policies and Estimates [Line Items]
Share in company sales volume						4.50%
Share in company receivable balance	15.30%					15.30%
General Motors [Member]
Summary of Significant Accounting Policies and Estimates [Line Items]
Share in company sales volume						6.10%
Share in company receivable balance	16.00%					16.00%
Nissan [Member]
Summary of Significant Accounting Policies and Estimates [Line Items]
Share in company sales volume						9.40%
Share in company receivable balance	6.70%					6.70%
Honda [Member]
Summary of Significant Accounting Policies and Estimates [Line Items]
Share in company sales volume						11.30%
Share in company receivable balance	4.50%					4.50%
Chrysler [Member]
Summary of Significant Accounting Policies and Estimates [Line Items]
Share in company sales volume						4.40%
Share in company receivable balance	3.20%					3.20%
Hyundai [Member]
Summary of Significant Accounting Policies and Estimates [Line Items]
Share in company sales volume						5.50%
Share in company receivable balance	3.80%					3.80%
Volkswagen [Member]
Summary of Significant Accounting Policies and Estimates [Line Items]
Share in company sales volume						6.40%
Share in company receivable balance	6.50%					6.50%
3.00% Convertible Notes due 2020
Summary of Significant Accounting Policies and Estimates [Line Items]
Secured Long-term Debt, Noncurrent	0		84,305,000			0	84,305,000
Principal amount of Notes										22,600,000	115,000,000
2.25% Convertible Notes due 2036
Summary of Significant Accounting Policies and Estimates [Line Items]
Secured Long-term Debt, Noncurrent	0		160,334,000			0	160,334,000
Principal amount of Notes		182,800,000										182,500,000
Maximum [Member]
Summary of Significant Accounting Policies and Estimates [Line Items]
Interest assistance received related to vehicles sold								117.70%
Minimum [Member]
Summary of Significant Accounting Policies and Estimates [Line Items]
Interest assistance received related to vehicles sold									87.30%
UNITED STATES
Summary of Significant Accounting Policies and Estimates [Line Items]
Company operates in different states	14					14
Variable Interest Entity, Primary Beneficiary [Member]
Summary of Significant Accounting Policies and Estimates [Line Items]
Assets, Current	19,049,000		24,170,000			19,049,000	24,170,000
Long-Lived Assets	31,783,000		71,033,000			31,783,000	71,033,000
Total assets	50,832,000		95,203,000			50,832,000	95,203,000
Liabilities, Current	16,374,000		21,653,000			16,374,000	21,653,000
Liabilities, Noncurrent	15,955,000		25,374,000			15,955,000	25,374,000
Liabilities	32,329,000		47,027,000			32,329,000	47,027,000
First layer
Summary of Significant Accounting Policies and Estimates [Line Items]
Maximum payout under first layer						0
First layer | Maximum [Member]
Summary of Significant Accounting Policies and Estimates [Line Items]
Per Incident Coverage	10,000,000					10,000,000
Aggregate deductible						30,000,000
Second layer
Summary of Significant Accounting Policies and Estimates [Line Items]
Hail loss insurance deductibles						20,000,000
Insurance deductibles for any weather even other than hail						5,000,000
Second layer | Maximum [Member]
Summary of Significant Accounting Policies and Estimates [Line Items]
Aggregate loss coverage	$ 10,000,000					$ 10,000,000